Current and deferred income taxes - Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effects of deferred tax and taxes on profit or loss for the year and other comprehensive income
Balance at beginning of year	$ (100,418)	$ (107,304)
Effect on income for the period	30,864	19,497	$ (23,101)
Effect on comprehensive income	(126)	(4,119)
Exchange variation	(27,764)	(8,492)
Balance at end of year	$ (97,444)	$ (100,418)	$ (107,304)